Other Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Other expenses [abstract]
Schedule of other expenses
	31/12/2016	31/12/2017	31/12/2018
	US$’000	US$’000	US$’000

Foreign exchange losses, net	1,037	914	716
Others	120	9	15
	1,157	923	731